Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2027	$ 5,937
2028	12,517
2029	19,884
2030	24,346
2031	24,346
2032 and thereafter	180,350
Total	$ 267,380